FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	$ 3,218.3	$ 4,196.3
Non-derivative financial liabilities, undiscounted cash flows	4,005.7	5,426.7
Derivative financial instruments, carrying amount	(28.5)	94.6
Derivative financial instruments, undiscounted cash flows	(28.9)	88.9
Non-derivative financial liabilities and derivative financial instruments, carrying amount	3,189.8	4,290.9
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	3,976.8	5,515.6
No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	966.3	1,006.3
Derivative financial instruments, undiscounted cash flows	(18.6)	92.8
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	947.7	1,099.1
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	267.4	604.9
Derivative financial instruments, undiscounted cash flows	(7.0)	2.2
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	260.4	607.1
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	271.0	596.0
Derivative financial instruments, undiscounted cash flows	(2.4)	(0.9)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	268.6	595.1
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	351.1	415.5
Derivative financial instruments, undiscounted cash flows	(0.6)	(2.3)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	350.5	413.2
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	182.4	372.5
Derivative financial instruments, undiscounted cash flows	(0.2)	(1.9)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	182.2	370.6
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,967.5	2,431.5
Derivative financial instruments, undiscounted cash flows	(0.1)	(1.0)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,967.4	2,430.5
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	674.9	709.1
Non-derivative financial liabilities, undiscounted cash flows	674.9	709.1
Accounts payable and accrued liabilities | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	674.9	709.1
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	2,358.0	3,305.2
Non-derivative financial liabilities, undiscounted cash flows	2,954.5	4,319.8
Long-term debt | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	291.4	296.5
Long-term debt | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	238.1	555.1
Long-term debt | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	230.0	564.8
Long-term debt | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	320.0	383.4
Long-term debt | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	151.7	340.1
Long-term debt | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,723.3	2,179.9
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	185.4	182.0
Non-derivative financial liabilities, undiscounted cash flows	376.3	397.8
Other non-current liabilities | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.7
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	29.3	49.8
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	41.0	31.2
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	31.1	32.1
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	30.7	32.4
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	244.2	251.6
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(24.0)	38.8
Forward foreign currency contracts, outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,449.7	1,862.5
Forward foreign currency contracts, outflow | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,157.6	1,636.1
Forward foreign currency contracts, outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	233.0	171.0
Forward foreign currency contracts, outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	49.8	42.4
Forward foreign currency contracts, outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	9.3	9.2
Forward foreign currency contracts, outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	3.8
Forward foreign currency contracts, outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Forward foreign currency contracts, inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,475.3)	(1,822.8)
Forward foreign currency contracts, inflow | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,175.6)	(1,606.6)
Forward foreign currency contracts, inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(238.8)	(164.8)
Forward foreign currency contracts, inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(51.3)	(39.4)
Forward foreign currency contracts, inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(9.6)	(8.5)
Forward foreign currency contracts, inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(3.5)
Forward foreign currency contracts, inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(5.1)	0.3
Derivative financial instruments, undiscounted cash flows	(3.9)	(6.3)
Foreign currency and interest rate swap agreements | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.2)	7.8
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.2)	(4.0)
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.9)	(3.9)
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.3)	(3.0)
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.2)	(2.2)
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.1)	(1.0)
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	0.6	55.5
Derivative financial instruments, undiscounted cash flows	0.6	55.5
Equity swap agreements | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.6	55.5
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0